Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

8.    Income Taxes

Net loss before taxes consisted of the following:

	For the years ended December 31
	2022	2021
U.S.	$(7,911,970)	$(4,808,983)
Non-U.S.	(4,158,494)	(4,249,923)
Net loss before taxes	$(12,070,464)	$(9,058,906)

The components of income tax expense are as follows:

	For the years ended December 31,
	2022	2021
Current:
U.S. Federal	$—	$—
U.S. State	5,166	—
Non-U.S.	15,910
	$21,076	$—
Deferred:
U.S. Federal	$—	$—
U.S. State	—	—
Non-U.S.	—	—
	$—	$—
	—
Total income tax expense	$21,076	$—

A reconciliation of the expected tax provision (benefit) at the statutory federal income tax rate to the Company’s recorded tax provision (benefit) consisted of the following:

	For the years ended December 31,
	2022	2021
Expected tax provision (benefit) at U.S. federal statutory rate	$(2,534,797)	$(1,902,004)
State income taxes, net of federal benefit	4,081	1,560
Foreign tax rate differential	(494,278)	(475,504)
Change in valuation allowance	3,146,272	2,096,141
Prior year deferred tax adjustments	—	(1,083)
Other	(99,938)	280,890
Total provision (benefit) for income taxes	$21,340	$—

Temporary differences that give rise to significant portions of the deferred tax assets are as follows:

	As of December 31,
	2022	2021
Deferred Tax Assets:
Net operating losses	$7,082,125	$4,975,559
Section 174	463,749	—
Tax credits	335,060	176,975
Equity compensation	1,660,684	1,193,450
Lease liability	12,292	—
Other - accruals	4,937	104,807
Other	14,634	11,528
Total Deferred Tax Assets	9,573,481	6,462,319
Deferred Tax Liabilities:
Capitalized internal-use software, net	(198,051)	(245,453)
Right-of-use asset	(12,082)	—
Total Deferred Tax Liabilities	(210,133)	(245,453)
Net Deferred Tax Assets	9,363,348	6,216,866
Valuation allowance	(9,363,348)	(6,216,866)
Deferred Tax Assets, Net	$—	$—

Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. In making this determination, management considers all available positive and negative evidence affecting specific deferred tax assets, including the Company’s past and anticipated future performance, the reversal of deferred tax liabilities, the length of carry-back and carry-forward periods, and the implementation of tax planning strategies.

Objective positive evidence is necessary to support a conclusion that a valuation allowance is not needed for all or a portion of deferred tax assets when significant negative evidence exists. The Company’s cumulative losses in recent years are the most compelling form of negative evidence considered by management in making this determination. For the years ended December 31, 2022 and 2021, the net increase in the total valuation allowance was $3,146,272 and $2,096,141, respectively, and management has determined that based on all available evidence, a valuation allowance of $9,363,348 and $6,216,866 is appropriate at December 31, 2022 and 2021, respectively.

At December 31, 2022, the Company had Federal net operating loss carrying forwards of $18,103,710. Net operating losses generated for years ending December 31, 2017 and prior total $574,051 and will expire in 2037. Net operating losses generated beginning in 2018 total $17,529,659 and have an indefinite life. At December 31, 2022, the Company had state net operating loss carry forwards of $4,341,312. State net operating losses generated for years ending December 31, 2017 and prior total $574,051 and will expire in 2037. Net operating losses generated beginning in 2018 total $3,767,261 and have an indefinite life. At December 31, 2022, the Company had foreign net operating loss carry forwards of $8,712,636 with an indefinite carry forward period. Foreign net operating losses of $601,091 will begin to expire in 2026.

Included in the balance of unrecognized tax benefit as of December 31, 2022 and December 31, 2021, are $83,765 and $44,244 respectively, of tax benefits that, if recognized, would affect the effective tax rate.

The Company recognizes accrued interest related to unrecognized tax expenses and penalties as income tax expense. Related to the unrecognized tax benefits noted above, the Company accrued $0 of interest during 2022, and $0 of penalty, and in total, as of December 31, 2022 has recognized $0 of interest and penalty.

The Company is subject to taxation in the US and various state jurisdictions. As of December 31, 2022 the Company’s tax returns for 2019, 2020, and 2021 are subject to full examination by the tax authorities. As of December 31, 2022, the Company is generally no longer subject to state or local examinations by tax authorities for years before 2019, except to the extent of NOLs generated in prior years claimed on a tax return.